Accounts Receivable and Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable and Inventories [Abstract]
Schedule of accounts receivable
Accounts receivable consist of the following:

	Accounts Receivable
(In thousands)	December 31 2014	December 31 2013
Trade accounts receivable	$340,223	$359,268
Less: Allowance for doubtful accounts	(15,119)	(6,638)
Trade accounts receivable, net	$325,104	$352,630

Other receivables (a)	$28,145	$45,973

(a)	Other receivables include insurance claim receivables, employee receivables, tax claim receivables and other miscellaneous receivables not included in Trade accounts receivable, net.

Schedule of provision for doubtful accounts related to trade accounts receivable
The following table reflects the provision for doubtful accounts related to trade accounts receivable for the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31
(In thousands)	2014	2013	2012
Provision for doubtful accounts related to trade accounts receivable	$9,892	$10,175	$11,266

Schedule of inventories
nventories consist of the following:

	Inventories
(In thousands)	December 31 2014	December 31 2013
Finished goods	$30,525	$23,635
Work-in-process	28,690	25,698
Raw materials and purchased parts	87,985	72,743
Stores and supplies	31,722	34,473
Total inventories	$178,922	$156,549
Valued at lower of cost or market:
LIFO basis	$109,348	$96,162
FIFO basis	13,383	9,859
Average cost basis	56,191	50,528
Total inventories	$178,922	$156,549